BROWN ADVISORY FUNDS

Brown Advisory Flexible Equity Fund (the “Fund”)

Institutional Shares (BAFFX)
Investor Shares (BIAFX)
Advisor Shares (BAFAX)

Supplement dated September 27, 2016
to the Prospectus, the Summary Prospectus and the Statement of Additional Information
dated October 30, 2015

This supplement serves as notification of the following changes:

The Board of Trustees of Brown Advisory Funds approved certain changes relating to the Fund, as described below:

1.  Summary Section – Change in Principal Investment Strategy

Effective as of October 31, 2016, the Principal Investment Strategy is amended and restated in its entirety as follows:

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect these favorable fundamental attributes. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to look at many types of opportunities expanding the bargain hunting concepts of value investing to a broad range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in investment grade securities or unrated securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive, or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

2.  Additional Information about the Funds' Principal Investment Strategies – Change in Principal Investment Strategy

Effective as of October 31, 2016, the Principal Investment Strategy is amended and restated in its entirety as follows:

Under normal conditions, Brown Advisory LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities. The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have strong, or improving, long-term business characteristics and share prices that do not reflect these favorable fundamental attributes. Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase. Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”). The Adviser may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible equity.” Flexibility allows the Adviser to look at many types of opportunities expanding the bargain hunting concepts of value investing to a broad range of opportunities. The Adviser emphasizes individual security selection based on identifying long-term attractive businesses, i.e., those with significant desirable traits and few or no undesirable traits, when they are available at bargain prices. Desirable traits include favorable business economics supported by enduring competitive advantages, capable and trustworthy management, positive industry dynamics and sensible capital allocation. Bargain prices most often arise in the stock market due to short-term investor perceptions or temporary business challenges creating undue price declines and price recovery potential, or unrecognized favorable prospects within a business or changes for the better in company management or industry conditions.

With respect to 20% of its assets, the Fund may invest in investment grade securities or unrated securities determined by the Adviser to be of comparable quality.

The sale of a company’s equity securities may arise if the securities’ market price exceeds the Adviser’s estimate of intrinsic value, if the ratio of risk and rewards of continuing to own the company’s equity is no longer attractive, or if the Adviser needs to raise cash to purchase a more attractive investment opportunity, satisfy net redemptions, or other purposes.

The Adviser’s Process — Purchasing Portfolio Securities.  The Adviser uses a research-intensive security selection process.  Many characteristics of the underlying company are analyzed prior to purchasing its security in the Fund’s portfolio.  These include:
•	A company’s market position and competitive advantages;
•	Its current and potential financial strength;
•	Its earnings and free cash flow; and
•	The effectiveness of its management team.

The Adviser constructs its portfolio one security at a time in seeking those with the best long-term potential, and may express its conviction in its favorite holdings through increased weightings.  The Adviser does not limit its investments to securities of a particular market cap range but the focus is generally on larger companies.

The Adviser’s Process — Selling Portfolio Securities.  The Adviser regularly monitors companies in the Fund’s portfolio to determine if their stock price and future prospects continue to appear attractive or if they are beginning to show signs of deterioration.  The Adviser may sell a security or reduce its position if:
•	The security has reached a price whereby its risk/reward characteristics are not as favorable;
•	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or
•	A better opportunity has been identified.

Under normal circumstances, the Adviser is a long-term investor with holding periods for securities of one to five years, therefore on average, the annual portfolio turnover is not expected to be high.

Temporary Defensive Position.  In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:
•	Are willing to tolerate significant changes in the value of your investment;
•	Are pursuing a long-term investment goal; or
•	Are willing to accept risk of market value fluctuation in the short-term.

The Fund may not be appropriate for you if you:
•	Want an investment that pursues market trends or focuses only on particular sectors or industries;
•	Need regular income or stability of principal; or
•	Are pursuing a short-term investment goal.

Investors should retain this supplement for future reference.